Financial Liabilities - Promissory Notes (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Promissory Notes Maturing May 2019
Borrowings
Nominal amount of promissory notes		€ 3,000
Nominal interest rate for loans received		3.00%
Promissory notes subscribed		€ 116,352,000
Buy back		(3,612,000)
Interest pending accrual		€ (1,118,000)
Promissory Notes Maturing May 2020
Borrowings
Nominal amount of promissory notes	€ 3,000
Nominal interest rate for loans received	2.50%
Promissory notes subscribed	€ 119,325,000
Buy back	(1,740,000)
Interest pending accrual	€ (975,000)